FINANCIAL ASSETS AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets At Fair Value
SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value	Level 1
USD in thousand
January 1, 2024	$-
Purchases	-
Disposals	-
Gain (loss)	-
December 31, 2024	$-
Purchases	55,240
Disposals	-
Gain (loss)	402
December 31, 2025	$55,642